FAIR VALUE MEASUREMENT (Details 2) (Recurring, Available for sale securities, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Recurring | Available for sale securities
Reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Beginning balance	$ 6,850	$ 5,125
Total unrealized gains included in other comprehensive income	654	93
Purchase		1,632
Ending balance	$ 7,504	$ 6,850